OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER RECEIVABLES
Partners and commercial managements	$ 1,900
Derivative financial instruments	500	$ 3,700
Tax receivables	1,500	1,200
Other	2,300	2,600
Balance as of 31 December	$ 6,168	$ 7,488